PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2021 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-95.5%
COMMUNICATION SERVICES-1.4%
	Interactive Media & Services-1.4%
73,742	Cargurus, Inc.(1)	$1,757,272

TOTAL COMMUNICATION SERVICES		1,757,272

CONSUMER, CYCLICAL-0.5%
	Home Builders-0.5%
5,550	Installed Building Products, Inc.	615,384

TOTAL CONSUMER, CYCLICAL		615,384

CONSUMER DISCRETIONARY-9.3%
	Automotive Retail-3.9%
12,439	Lithia Motors, Inc., Class A	4,852,330

	Consumer Electronics-3.4%
112,245	Sonos, Inc.(1)	4,205,820

	Industirals-2.0%
40,816	Korn Ferry	2,545,694

TOTAL CONSUMER DISCRETIONARY		11,603,844

CONSUMER STAPLES-1.1%
	Packaged Foods & Meats-1.1%
8,311	Freshpet, Inc.(1)	1,319,870

TOTAL CONSUMER STAPLES		1,319,870

ENERGY-0.5%
	Oil & Gas Equipment & Services-0.5%
30,121	ChampionX Corp.(1)	654,529

TOTAL ENERGY		654,529

FINANCIALS-24.7%
	Asset Management & Custody Banks-1.2%
9,279	Focus Financial Partners, Inc., Class A(1)	386,192
45,729	Victory Capital Holdings, Inc., Class A	1,168,833
		1,555,025
	Investment Banking & Brokerage-4.5%
21,786	Moelis & Co.	1,195,616
68,311	Stifel Financial Corp.	4,376,003
		5,571,619
	Life & Health Insurance-0.5%
7,748	Trupanion, Inc.(1)	590,475

	Regional Banks-18.5%
27,827	Ameris Bancorp	1,461,196

Shares/Principal Amount		Value
34,808	Atlantic Union Bankshares Corp.	$1,335,235
37,281	BancorpSouth Bank	1,210,887
62,942	BankUnited, Inc.	2,766,301
16,169	Banner Corp.	862,293
23,121	Community Bank System, Inc.	1,773,843
46,246	First Bancorp/Southern Pines, NC	2,011,701
120,427	First Foundation, Inc.	2,825,217
27,433	First Interstate BancSystem, Inc.	1,263,015
20,178	First Midwest Bancorp, Inc.	442,100
52,504	Old National Bancorp	1,015,427
19,244	Pinnacle Financial Partners, Inc.	1,706,173
14,014	South State Corp.	1,100,239
107,904	Sterling Bancorp	2,483,950
28,160	Trustmark Corp.	947,866
		23,205,443
TOTAL FINANCIALS		30,922,562

HEALTH CARE-16.5%
	Health Care Distributors-1.0%
38,036	Patterson Cos., Inc.	1,215,250

	Health Care Equipment-3.8%
13,050	AtriCure, Inc.(1)	855,036
18,367	Hill-Rom Holdings, Inc.	2,029,186
17,206	Integra LifeSciences Holdings Corp.(1)	1,188,763
7,677	Tandem Diabetes Care, Inc.(1)	677,495
		4,750,480
	Health Care Supplies-1.8%
25,014	Neogen Corp.(1)	2,223,494

	Health Care Technology-2.2%
73,397	Vocera Communications, Inc.(1)	2,822,849

	Life Sciences Tools & Services-7.3%
11,284	Charles River Laboratories International, Inc.(1)	3,270,442
8,632	ICON PLC(1)	1,695,066
55,062	Syneos Health, Inc.(1)	4,176,453
		9,141,961
	Pharmaceuticals-0.4%
61,616	TPCO Holding Corp.(1)	456,575

TOTAL HEALTH CARE		20,610,609

INDUSTRIALS-15.8%
	Aerospace & Defense-2.0%
29,619	Moog, Inc., Class A	2,462,820

	Air Freight & Logistics-0.5%
10,473	Atlas Air Worldwide Holdings, Inc.(1)	632,988

	Building Products-1.6%
28,646	AAON, Inc.	2,005,506

	Construction & Engineering-7.2%
19,780	Construction Partners, Inc.(1)	591,026
28,922	Granite Construction, Inc.	1,164,110

Shares/Principal Amount		Value
83,020	Quanta Services, Inc.	$7,304,100
		9,059,236
	Construction Machinery & Heavy Trucks-2.2%
72,715	Shyft Group, Inc.	2,704,998

	Machinery-Diversified-1.8%
14,705	Applied Industrial Technologies, Inc.	1,340,655
15,262	Hydrofarm Holdings Group, Inc.(1)	920,604
		2,261,259
	Transportation-0.5%
25,529	Schneider National, Inc.	637,459

TOTAL INDUSTRIALS		19,764,266

INFORMATION TECHNOLOGY-21.9%
	Application Software-9.7%
81,254	Box, Inc., Class A(1)	1,865,592
451,744	Cloudera, Inc.(1)	5,497,724
5,000	Five9, Inc.(1)	781,650
63,590	LivePerson, Inc.(1)	3,353,737
14,702	PagerDuty, Inc.(1)	591,461
		12,090,164
	Data Processing & Outsourced Services-2.2%
89,495	I3 Verticals, Inc., Class A(1)	2,785,532

	Electronic Components-1.5%
91,551	Knowles Corp.(1)	1,915,247

	Electronic Equipment & Instruments-1.4%
17,549	OSI Systems, Inc.(1)	1,686,459

	IT Consulting & Other Services-0.8%
12,363	Science Applications International Corp.	1,033,423

	Systems Software-2.8%
6,656	Qualys, Inc.(1)	697,416
19,446	Rapid7, Inc.(1)	1,450,866
26,421	Varonis Systems, Inc.(1)	1,356,454
		3,504,736
	Technology Distributors-0.8%
9,232	SYNNEX Corp.	1,060,203

	Technology Hardware, Storage & Peripherals-2.9%
168,560	Pure Storage, Inc., Class A(1)	3,630,782

TOTAL INFORMATION TECHNOLOGY		27,706,546

MATERIALS-2.3%
	Diversified Chemicals-0.7%
29,163	Huntsman Corp.	840,769

	Fertilizers & Agricultural Chemicals-1.6%
8,353	Scotts Miracle-Gro Co.	2,046,234

TOTAL MATERIALS		2,887,003
Shares/Principal Amount		Value
TECHNOLOGY-1.4%
	Semiconductors-1.4%
29,842	Ultra Clean Holdings, Inc.(1)	$1,732,030

TOTAL TECHNOLOGY		1,732,030

TOTAL COMMON STOCKS
(Cost $59,844,338)		119,573,915

EXCHANGE TRADED FUNDS-3.0%
17,490	Vanguard® Small-Cap ETF	3,744,259

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,635,649)		3,744,259

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
1,143,268	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.040% (at net asset value)	1,143,268

TOTAL SHORT TERM INVESTMENTS
(Cost $1,143,268)		1,143,268

TOTAL INVESTMENTS-99.4%
(Cost $64,623,255)		124,461,442
OTHER ASSETS AND LIABILITIES-NET(2)-0.6%		740,101
NET ASSETS-100.0%		$125,201,543

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of March 31, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2021 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-98.5%
COMMUNICATION SERVICES-3.0%
	Cable & Satellite-2.2%
151,453	Comcast Corp., Class A	$8,195,122

	Interactive Home Entertainment-0.8%
31,221	Activision Blizzard, Inc.	2,903,553

TOTAL COMMUNICATION SERVICES		11,098,675

CONSUMER DISCRETIONARY-10.4%
	Auto Parts & Equipment-1.0%
26,248	Aptiv PLC(1)	3,619,599

	Automobile Manufacturers-0.1%
6,245	General Motors Co.	358,838

	Casino & Gaming-0.5%
32,470	DraftKings, Inc.(1)	1,991,385

	Footwear-0.1%
4,039	NIKE, Inc., Class B	536,743

	Home Building-1.2%
45,805	Lennar Corp., Class A	4,636,840

	Home Improvement Retail-2.8%
34,000	Home Depot, Inc.	10,378,500

	Internet & Direct Marketing Retail-4.7%
5,694	Amazon.com, Inc.(1)	17,617,692

TOTAL CONSUMER DISCRETIONARY		39,139,597

CONSUMER STAPLES-3.9%
	Distillers & Vintners-2.2%
36,000	Constellation Brands, Inc., Class A	8,208,000

	Packaged Foods & Meats-1.7%
110,000	Mondelez International, Inc., Class A	6,438,300

TOTAL CONSUMER STAPLES		14,646,300

ENERGY-0.1%
	Oil & Gas Exploration & Production-0.1%
5,085	Diamondback Energy, Inc.	373,697

TOTAL ENERGY		373,697
Shares/Principal Amount		Value
FINANCIALS-9.3%
	Asset Management & Custody Banks-4.4%
21,665	BlackRock, Inc.	$16,334,543

	Investment Banking & Brokerage-3.7%
10,927	The Goldman Sachs Group, Inc.	3,573,129
132,500	Morgan Stanley	10,289,950
		13,863,079
	Regional Banks-1.2%
96,977	Citizens Financial Group, Inc.	4,281,535

TOTAL FINANCIALS		34,479,157

HEALTH CARE-20.0%
	Biotechnology-3.5%
35,941	AbbVie, Inc.	3,889,536
31,344	Amgen, Inc.	7,798,701
2,570	Regeneron Pharmaceuticals, Inc.(1)	1,215,970
		12,904,207
	Health Care Equipment-3.5%
71,604	Abbott Laboratories	8,581,023
2,328	Intuitive Surgical, Inc.(1)	1,720,252
17,630	Zimmer Biomet Holdings, Inc.	2,822,210
		13,123,485
	Life Sciences Tools & Services-4.1%
44,193	IQVIA Holdings, Inc.(1)	8,535,436
15,000	Thermo Fisher Scientific, Inc.	6,845,700
		15,381,136
	Managed Health Care-4.0%
40,000	UnitedHealth Group, Inc.	14,882,800

	Pharmaceuticals-4.9%
133,649	Curaleaf Holdings, Inc.(1)	2,026,119
159,612	Elanco Animal Health, Inc.(1)	4,700,573
57,000	Merck & Co., Inc.	4,394,130
45,000	Zoetis, Inc.	7,086,600
		18,207,422
TOTAL HEALTH CARE		74,499,050

INDUSTRIALS-9.0%
	Aerospace & Defense-1.7%
80,955	Raytheon Technologies Corp.	6,255,393

	Building Materials-0.1%
8,650	Builders FirstSource, Inc.(1)	401,101

	Construction Machinery & Heavy Equipment-0.6%
7,756	Cummins, Inc.	2,009,657

	Engineering & Construction-1.6%
46,838	Jacobs Engineering Group, Inc.	6,054,748

	Industrial Conglomerates-2.1%
19,500	Roper Technologies, Inc.	7,865,130

	Industrial Machinery-1.7%
20,201	Parker-Hannifin Corp.	6,372,001

Shares/Principal Amount		Value
	Railroads-0.4%
5,720	Norfolk Southern Corp.	$1,535,934

	Trading Companies & Distributors-0.8%
9,316	United Rentals, Inc.(1)	3,067,852

TOTAL INDUSTRIALS		33,561,816

INFORMATION TECHNOLOGY-25.6%
	Application Software-5.2%
15,944	Adobe, Inc.(1)	7,579,299
56,178	salesforce.com, Inc.(1)	11,902,433
		19,481,732
	Data Processing & Outsourced Services-4.5%
26,162	Mastercard, Inc., Class A	9,314,980
31,251	PayPal Holdings, Inc.(1)	7,588,993
		16,903,973
	IT Consulting & Other Services-3.9%
30,000	Accenture PLC, Class A	8,287,500
75,000	Booz Allen Hamilton Holding Corp.	6,039,750
		14,327,250
	Semiconductor Equipment-1.1%
32,636	Teradyne, Inc.	3,971,148

	Semiconductors-5.3%
31,211	Broadcom, Inc.	14,471,292
2,471	NVIDIA Corp.	1,319,341
99,073	ON Semiconductor Corp.(1)	4,122,428
		19,913,061
	Systems Software-5.6%
37,388	Microsoft Corp.	8,814,969
107,500	Oracle Corp.	7,543,275
9,268	ServiceNow, Inc.(1)	4,635,020
		20,993,264
TOTAL INFORMATION TECHNOLOGY		95,590,428

INTERACTIVE MEDIA & SERVICES-6.0%
	Internet Software & Services-6.0%
6,000	Alphabet, Inc., Class A(1)	12,375,120
33,500	Facebook, Inc., Class A(1)	9,866,755
		22,241,875
TOTAL INTERACTIVE MEDIA & SERVICES		22,241,875

MATERIALS-1.6%
	Specialty Chemicals-1.6%
40,000	PPG Industries, Inc.	6,010,400

TOTAL MATERIALS		6,010,400

MOVIES & ENTERTAINMENT-2.7%
	Communication Services-2.7%
55,000	Walt Disney Co.(1)	10,148,600

TOTAL MOVIES & ENTERTAINMENT		10,148,600
Shares/Principal Amount		Value
REGIONAL BANKS-2.5%
	Banks-2.5%
18,731	SVB Financial Group(1)	$9,246,745

TOTAL REGIONAL BANKS		9,246,745

TECHNOLOGY HARDWARE & STORAGE-4.4%
	Communications Equipment-4.4%
133,953	Apple, Inc.	16,362,359

TOTAL TECHNOLOGY HARDWARE & STORAGE		16,362,359

TOTAL COMMON STOCKS
(Cost $151,378,173)		367,398,699

EXCHANGE TRADED FUNDS-0.1%
472	SPDR S&P 500® ETF Trust	187,068

TOTAL EXCHANGE TRADED FUNDS
(Cost $186,372)		187,068

SHORT TERM INVESTMENTS-0.0%(2)
	Mutual Funds-0.0%
49,166	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.040% (at net asset value)	49,166

TOTAL SHORT TERM INVESTMENTS
(Cost $49,166)		49,166

TOTAL INVESTMENTS-98.6%
(Cost $151,613,711)		367,634,933
OTHER ASSETS AND LIABILITIES-NET(3)-1.4%		5,192,914
NET ASSETS-100.0%		$372,827,847

(1)	Non-income producing security.
(2)	Amount represents less than 0.005% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of March 31, 2021. See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2021 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-68.9%
COMMUNICATION SERVICES-1.2%
	Cable & Satellite-1.2%
25,879	Comcast Corp., Class A	$1,400,313

TOTAL COMMUNICATION SERVICES		1,400,313

CONSUMER DISCRETIONARY-4.4%
	General Merchandise Stores-2.6%
14,909	Target Corp.	2,953,026

	Home Improvement Retail-1.5%
9,076	Lowe's Cos, Inc.	1,726,074

	Restaurants-0.3%
844	Domino's Pizza, Inc.	310,415

TOTAL CONSUMER DISCRETIONARY		4,989,515

CONSUMER STAPLES-7.2%
	Food Distributors-1.0%
14,902	Sysco Corp.	1,173,383

	Hypermarkets & Super Centers-1.0%
8,364	Walmart, Inc.	1,136,082

	Packaged Foods & Meats-3.2%
56,067	Conagra Brands, Inc.	2,108,119
25,000	General Mills, Inc.	1,533,000
		3,641,119
	Soft Drinks-2.0%
16,000	PepsiCo, Inc.	2,263,200

TOTAL CONSUMER STAPLES		8,213,784

ENERGY-2.4%
	Integrated Oil & Gas-2.0%
21,913	Chevron Corp.	2,296,263

	Oil & Gas Equipment & Services-0.1%
2,500	Halliburton Co.	53,650

	Oil & Gas Refining & Marketing-0.3%
5,117	Valero Energy Corp.	366,377

TOTAL ENERGY		2,716,290

FINANCIALS-11.5%
	Asset Management & Custody Bank-0.4%
4,100	Northern Trust Corp.	430,951
Shares/Principal Amount		Value
	Asset Management & Custody Banks-1.1%
15,471	State Street Corp.	$1,299,719

	Consumer Finance-2.1%
24,497	Discover Financial Services	2,326,970

	Diversified Banks-3.4%
13,409	JPMorgan Chase & Co.	2,041,252
34,000	US Bancorp	1,880,540
		3,921,792
	Investment Banking & Brokerage-1.1%
3,805	The Goldman Sachs Group, Inc.	1,244,235

	Regional Banks-3.4%
8,000	PNC Financial Services Group, Inc.	1,403,280
42,928	Truist Financial Corp.	2,503,561
		3,906,841
TOTAL FINANCIALS		13,130,508

HEALTH CARE-15.6%
	Biotechnology-5.7%
31,333	AbbVie, Inc.	3,390,857
9,500	Amgen, Inc.	2,363,695
11,000	Gilead Sciences, Inc.	710,930
		6,465,482
	Health Care Equipment-1.8%
17,000	Medtronic PLC	2,008,210

	Health Care Services-2.0%
30,000	CVS Health Corp.	2,256,900

	Pharmaceuticals-6.1%
13,607	Eli Lilly & Co.	2,542,060
29,717	Merck & Co., Inc.	2,290,884
60,000	Pfizer, Inc.	2,173,800
		7,006,744
TOTAL HEALTH CARE		17,737,336

INDUSTRIALS-5.9%
	Air Freight & Logistics-1.4%
9,508	United Parcel Service, Inc., Class B	1,616,265

	Construction Machinery & Heavy Equipment-1.8%
8,825	Caterpillar, Inc.	2,046,253

	Electrical Components & Equipment-1.7%
22,000	Emerson Electric Co.	1,984,840

	Industrial Conglomerates-1.0%
5,971	3M Co.	1,150,492

TOTAL INDUSTRIALS		6,797,850

INFORMATION TECHNOLOGY-10.6%
	Communications Equipment-3.5%
78,000	Cisco Systems, Inc./Delaware	4,033,380

Shares/Principal Amount		Value
	Semiconductor Equipment-1.7%
14,272	Applied Materials, Inc.	$1,906,739

	Semiconductors-5.4%
34,799	Intel Corp.	2,227,136
3,583	QUALCOMM, Inc.	475,070
18,371	Texas Instruments, Inc.	3,471,935
		6,174,141
TOTAL INFORMATION TECHNOLOGY		12,114,260

MATERIALS-2.0%
	Commodity Chemicals-1.6%
28,469	Dow Chemical Co.	1,820,308

	Paper Packaging-0.4%
9,137	Sealed Air Corp.	418,657

TOTAL MATERIALS		2,238,965

TECHNOLOGY HARDWARE & STORAGE-5.5%
	Communications Equipment-5.5%
51,000	Apple, Inc.	6,229,650

TOTAL TECHNOLOGY HARDWARE & STORAGE		6,229,650

TELECOMMUNICATION SERVICES-1.0%
	Integrated Telecommunication Services-1.0%
20,000	Verizon Communications, Inc.	1,163,000

TOTAL TELECOMMUNICATION SERVICES		1,163,000

UTILITIES-1.6%
	Electric Utilities-0.8%
9,886	Duke Energy Corp.	954,296

	Multi-Utilities-0.8%
12,000	Dominion Energy, Inc.	911,520

TOTAL UTILITIES		1,865,816

TOTAL COMMON STOCKS
(Cost $47,051,918)		78,597,287

EXCHANGE TRADED FUNDS-1.0%
8,682	iShares® 7-10 Year Treasury Bond ETF	980,458
500	SPDR S&P 500® ETF Trust(1)	198,165

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,155,426)		1,178,623

CORPORATE BONDS-17.7%
	Banks-1.9%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	564,775
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	551,150
Shares/Principal Amount		Value
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	$1,053,780
		2,169,705
	Chemicals-0.4%
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	490,378

	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	529,462

	Consumer Finance-0.4%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(2)	503,569

	Diversified Financial Services-0.7%
500,000	American Express Co., 3.000%, 10/30/2024	536,724
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	287,574
		824,298
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	1,093,620

	Diversified Telecommunication-0.9%
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(2)	1,008,295

	Environmental Control-0.5%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	536,440

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	901,549

	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(2)	2,021,961

	Investment Banking & Brokerage-1.3%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(2)	1,029,583
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	506,469
		1,536,052
	Life Sciences Tools & Services-0.3%
376,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	388,530

Shares/Principal Amount		Value
	Miscellaneous Manufactur-0.5%
$500,000	Parker-Hannifin Corp., 3.250%, 6/14/2029	$534,952

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	501,859

	Pharmaceuticals-1.5%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(3)	532,278
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	1,136,253
		1,668,531
	Regional Banks-1.8%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(2)	1,005,656
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,081,550
		2,087,206
	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	546,012

	Retail-1.0%
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	538,276
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	567,368
		1,105,644
	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	417,192
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	806,189
		1,223,381
	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	569,643

TOTAL CORPORATE BONDS
(Cost $20,248,311)		20,241,087

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-2.1%
	Federal Home Loan Mortgage Corp.-0.3%
347,740	Series 2015-4517, Class PC, 2.500%, 5/15/2044	361,214

	Federal National Mortgage Association-0.7%
815,111	Series 2019-51, Class JD, 2.500%, 9/25/2049	829,188

	Government National Mortgage Association-1.1%
1,119,037	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,177,332
Shares/Principal Amount		Value
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,278,630)		$2,367,734

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.9%
	Commercial Mortgage-Backed Securities-1.9%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,655,230
456,834	Series 2012-C3, Class A4, 3.091%, 9/10/2022	469,545
		2,124,775
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,997,047)		2,124,775

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-5.3%
	Federal Home Loan Mortgage Corp.-0.7%
137,026	Pool G18527, 3.000%, 10/1/2029	144,984
639,138	Pool 18707, 3.500%, 9/1/2033	682,537
		827,521
	Federal National Mortgage Association-3.8%
416,568	Pool AM3301, 2.350%, 5/1/2023	428,986
738,029	Pool BL5389, 2.710%, 5/1/2027	787,762
205,658	Pool MA1449, 3.000%, 5/1/2028	218,451
620,949	Pool AM6756, 3.570%, 10/1/2029	688,457
349,901	Pool MA3621, 3.500%, 3/1/2039	369,531
508,197	Pool BN4896, 4.000%, 1/1/2049	545,435
342,958	Pool MA3592, 4.000%, 2/1/2049	367,846
869,266	Pool BP4338, 1Y US TI + 1.94%, 3/1/2049(2)	911,119
		4,317,587
	Small Business Administration Pools-0.8%
460,655	PRIME - 2.50%, 1/25/2042(2)	459,069
419,295	PRIME - 2.60%, 7/25/2042(2)	416,887
		875,956
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $5,817,344)		6,021,064

U.S. GOVERNMENT AGENCY SECURITIES-0.4%
	Federal Home Loan Banks-0.4%
450,000	5.250%, 6/10/2022	477,491

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $454,246)		477,491

TAXABLE MUNICIPAL BONDS-2.1%
	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	271,058

Shares/Principal Amount		Value
	Ohio-0.9%
$910,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	$992,774

	Pennsylvania-0.5%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	510,208

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	593,254

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,273,294)		2,367,294

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	460,986

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $457,067)		460,986

SHORT TERM INVESTMENTS-1.2%
	Mutual Funds-1.2%
1,394,557	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.040% (at net asset value)	1,394,557

TOTAL SHORT TERM INVESTMENTS
(Cost $1,394,557)		1,394,557
TOTAL INVESTMENTS-101.0%
(Cost $83,127,840)	115,230,898
OTHER ASSETS AND LIABILITIES-NET(4)-(1.0)%	(1,130,108)
NET ASSETS-100.0%	$114,100,790

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Refernece Rates:

3M US L - 3 Month LIBOR as of March 31, 2021 was 0.19%

1Y US TI - 1 Year US Treasury Bill as of  March 31, 2021 was 0.07%

PRIME - US Prime Rate as of March 31, 2021 was 3.25%

(1)	On March 31, 2021, all or a portion of these securities were pledged as collateral for written options in the amount of $198,165.
(2)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(3)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, these securities amounted to a value of $532,278 or 0.47% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(4)	Assets, including written options, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of March 31, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
SPDR S&P 500® ETF Trust	$400	04/16/2021	5	$(2,406)	$198,165	$(1,350)
				$(2,406)	$198,165	$(1,350)

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2021 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-50.1%
	Agency Collat CMO-3.7%
$348,740	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	$349,205
926,282	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	917,821
1,007,453	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	1,015,783
1,478,626	Series 2012-273, Class 40, 4.000%, 8/15/2042	1,566,744
4,761,058	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	4,764,804
		8,614,357

	Agency Collat PAC CMO-17.1%
2,841,972	Series 2014-25, Class PA, 2.250%, 1/20/2044	2,972,322
1,366,395	Series 2019-99, Class GA, 3.500%, 7/20/2049	1,421,712
1,128,816	Series 2019-153, Class MP, 3.000%, 6/20/2049	1,169,608
4,879,783	Series 2020-5020, Class TP, 2.000%, 10/25/2050	4,926,502
9,763,164	Series 2020-134, Class ED, 2.000%, 9/20/2050	10,012,778
4,875,024	Series 2020-134, Class GD, 2.000%, 9/20/2050	4,977,770
4,981,930	Series 2021-23, Class TE, 1.000%, 2/20/2051	4,926,281
9,547,728	Series 2021-18, Class MC, 1.500%, 3/25/2051	9,540,623
		39,947,596

	Commercial MBS-10.3%
527,678	Series 2019-SB58, Class A10H, 3.730%, 10/25/2038(1)	559,249
374,412	Series 2019-SB60, Class A10H, 3.500%, 1/25/2029(1)	395,570
8,204,503	Series 2019-KF60, Class A, 1M US L + 0.49%, 2/25/2026(1)	8,269,020
3,000,000	Series 2019-KF67, Class A, 1M US L + 0.52%, 8/25/2029(1)	3,038,205
3,000,000	Series 2019-KF73, Class AL, 1M US L + 0.60%, 11/25/2029(1)	3,027,114
3,952,555	Series 2020-8, Class B, 2.600%, 1/16/2061	3,971,770
4,955,923	Series 2020-Q013, Class APT2, 1.287%, 5/25/2050(1)	4,875,315
		24,136,243
Shares/Principal Amount		Value
	Federal Home Loan Mortgage Corp.-3.5%
$783,435	Series 2012-276, Class 25, 2.500%, 9/15/2042	$797,039
653,707	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	668,377
753,476	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	764,774
1,869,331	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	1,930,857
1,784,340	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	1,875,309
148,344	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	148,975
1,154,203	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	1,199,676
185,935	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	186,219
596,832	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	606,862
		8,178,088

	Federal National Mortgage Association-8.0%
430,449	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	475,307
709,243	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	763,347
1,308,686	Series 2003-W18, Class 2A, 3.709%, 6/25/2043, REMIC (1)	1,382,474
846,865	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	888,822
1,401,617	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,446,977
1,155,703	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	1,206,851
324,810	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	345,436
951,737	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	987,443
1,951,451	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	2,004,850
1,934,623	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	2,032,945
695,229	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	709,972
2,494,490	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	2,580,796
1,832,108	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	1,894,445
1,942,415	Series 2019-74, Class LB, 3.000%, 10/25/2049	2,009,046
		18,728,711

	Government National Mortgage Association-3.4%
2,501,482	Series 2005-26, Class ZA, 5.500%, 1/20/2035	2,784,248
315,107	Series 2012-50, Class ED, 2.250%, 8/20/2040	327,138

Shares/Principal Amount		Value
$1,065,645	Series 2013-38, Class KA, 1.250%, 2/20/2042	$1,072,436
814,313	Series 2016-55, Class JA, 3.500%, 4/20/2046	879,922
2,884,572	Series 2016-77, Class MB, 2.000%, 9/20/2045	2,954,514
		8,018,258

	Other ABS-4.1%
3,155,831	Series 2007-20F, Class 1, 5.710%, 6/1/2027	3,409,139
4,448,361	Series 2010-20C, Class 1, 4.190%, 3/1/2030	4,823,215
1,393,994	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,425,001
		9,657,355

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $116,127,169)		117,280,608

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-21.1%
	Federal Farm Credit Banks Funding Corp.-0.8%
2,000,000	Federal Farm Credit Banks Funding Corp., 1.140%, 8/20/2029	1,899,464

	Federal Home Loan Banks-1.2%
3,000,000	Federal Home Loan Banks, 1.290%, 12/30/2030	2,827,107

	Federal Home Loan Mortgage Corp.-1.8%
436,733	Freddie Mac Gold Pool, Pool C91361, 4.000%, 3/1/2031	472,959
276,309	Freddie Mac Gold Pool, Pool T65458, 3.500%, 2/1/2048	287,823
777,008	Freddie Mac Non Gold Pool, Pool 2B7395, 12M US L + 1.63%, 3/1/2049(1)	812,510
2,559,731	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	2,728,192
		4,301,484
	Federal National Mortgage Association-3.6%
1,644,026	Fannie Mae Pool, Pool MA0641, 4.000%, 2/1/2031	1,779,848
713,224	Fannie Mae Pool, Pool MA0695, 4.000%, 4/1/2031	772,159
449,874	Fannie Mae Pool, Pool MA0756, 4.000%, 6/1/2031	487,055
1,206,264	Fannie Mae Pool, Pool MA0818, 4.000%, 8/1/2031	1,323,594
1,767,673	Fannie Mae Pool, Pool AL5169, 4.000%, 4/1/2034	1,927,259
1,395,328	Fannie Mae Pool, Pool 995026, 6.000%, 9/1/2036	1,666,876
Shares/Principal Amount		Value
$413,618	Fannie Mae Pool, Pool AL6620, 4.500%, 8/1/2042	$466,456
		8,423,247
	FGLMC Collateral-0.6%
1,245,349	Freddie Mac Gold Pool, Pool T62075, 3.000%, 9/1/2046	1,279,248

	FNMA Collateral-8.4%
599,242	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	632,993
1,883,830	Fannie Mae Pool, Pool AL2984, 12M US L + 1.662%, 10/1/2042(1)	1,999,109
1,118,261	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	1,151,863
742,462	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	828,342
1,268,838	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	1,306,612
4,261,418	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	4,375,123
2,543,528	Fannie Mae Pool, Pool BM3178, 12M US L + 1.602%, 12/1/2047(1)	2,666,054
626,135	Fannie Mae Pool, Pool BK0870, 12M US L + 1.620%, 6/1/2048(1)	656,199
255,361	Fannie Mae Pool, Pool BH0724, 12M US L + 1.712%, 1/1/2049(1)	263,946
4,071,090	Fannie Mae Pool, Pool BO9776, 1Y US TI + 2.037%, 3/1/2049(1)	4,265,614
1,552,573	Fannie Mae Pool, Pool CA3453, 12M US L + 1.609%, 4/1/2049(1)	1,619,573
		19,765,428
	GNMA2 Collateral-1.2%
901,294	Ginnie Mae II Pool, Pool G24922, 4.000%, 1/20/2041	996,544
1,618,039	Ginnie Mae II Pool, Pool MA5766, 5.500%, 2/20/2049	1,784,564
		2,781,108
	Government National Mortgage Association-2.1%
1,837,000	Ginnie Mae II Pool, Pool A09704, 3.000%, 10/20/2036	1,939,083
2,276,047	Ginnie Mae II Pool, Pool AY5131, 3.000%, 6/20/2037	2,401,576
210,862	Ginnie Mae II Pool, Pool G24828, 4.500%, 10/20/2040	229,664
272,300	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	300,284
		4,870,607
	UMBS Collateral-1.4%
1,093,390	Fannie Mae Pool, Pool AE5463, 4.000%, 10/1/2040	1,203,490

Shares/Principal Amount		Value
$1,885,633	Fannie Mae Pool, Pool AX5302, 4.000%, 1/1/2042	$2,078,380
		3,281,870
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $48,737,705)		49,429,563

TAXABLE MUNICIPAL BONDS-23.5%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	753,425
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	1,058,616
		1,812,041
	Arkansas-0.9%
500,000	City of Benton AR Municipal Light & Water Works, 2.950%, 9/1/2034	503,698
	University of Arkansas:
500,000	3.382%, 9/1/2037	516,424
1,000,000	3.301%, 11/1/2039	1,024,484
		2,044,606
	California-5.0%
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	1,968,200
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,752,367
450,000	Oxnard Union High School District, 2.172%, 8/1/2033	433,521
2,000,000	Palm Desert Redevelopment Agency Successor Agency, 3.750%, 10/1/2029	2,135,607
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	712,868
1,500,000	San Jose Unified School District, 2.306%, 8/1/2039	1,429,810
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,235,941
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	895,157
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	780,050
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	487,718
		11,831,239
	Colorado-0.4%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	997,403

	Florida-1.7%
3,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	3,171,885
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	871,305
		4,043,190
Shares/Principal Amount		Value
	Georgia-0.4%
$1,000,000	City of Atlanta GA Water & Wastewater Revenue, 2.257%, 11/1/2035	$998,967

	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,075,451

	Idaho-0.5%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,071,283

	Illinois-0.8%
2,000,000	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, 2.940%, 2/15/2036	1,926,543

	Maryland-0.4%
890,000	County of Baltimore MD, 2.350%, 8/1/2041	853,155

	Massachusetts-1.0%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	872,689
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,501,710
		2,374,399
	Michigan-1.4%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,363,259
2,000,000	University of Michigan, 2.437%, 4/1/2040	1,927,825
		3,291,084
	New York-1.3%
700,000	City of New York NY, 5.985%, 12/1/2036	925,298
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, 4.000%, 8/1/2033	549,204
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D, 4.253%, 11/1/2035	1,091,921
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	558,534
		3,124,957
	Ohio-1.2%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,137,656
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	601,308

Shares/Principal Amount		Value
$565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	$541,370
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	520,576
		2,800,910
	Oklahoma-1.4%
3,000,000	Glenpool Utility Services Authority, 3.565%, 12/1/2037	3,194,638

	Oregon-0.4%
700,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.701%, 10/1/2030	865,728

	Pennslyvania-0.4%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	517,271
395,000	Pennsylvania Finance Authority, 3.084%, 11/15/2035	390,199
		907,470
	Pennsylvania-0.4%
1,000,000	County of Allegheny PA, 2.336%, 11/1/2037	958,295

	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,058,600

	Texas-1.6%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	568,999
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,097,154
500,000	Texas A&M University, 4.077%, 5/15/2039	561,593
500,000	Texas Public Finance Authority, 2.367%, 2/1/2038	477,030
1,000,000	Texas Transportation Commission, 2.562%, 4/1/2042	978,066
		3,682,842
	Utah-0.8%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	1,975,509

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,406,650

	West Virginia-1.2%
	Marshall University:
690,000	3.627%, 5/1/2034	710,251
Shares/Principal Amount		Value
$2,000,000	3.677%, 5/1/2035	$2,051,514
		2,761,765
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $54,791,935)		55,056,725

NON-TAXABLE MUNICIPAL BONDS-0.5%
	West Virginia-0.5%
1,000,000	Putnam Public Service District, 4.000%, 12/1/2039	1,107,846

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,044,582)		1,107,846

SHORT TERM INVESTMENTS-3.6%
	Mutual Funds-3.6%
8,436,159	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.040% (at net asset value)	8,436,159

TOTAL SHORT TERM INVESTMENTS
(Cost $8,436,159)		8,436,159

TOTAL INVESTMENTS-98.8%
(Cost $229,137,550)		231,310,901
OTHER ASSETS AND LIABILITIES-NET(2)-1.2%		2,814,457
NET ASSETS-100.0%		$234,125,358

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of March 31, 2021 was 0.11%

12M US L - 12 Month LIBOR as of March 31, 2021 was 0.28%

1Y US TI -  1 Year US Treasury Bill as of March 31, 2021 was 0.07%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of March 31, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2021 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-97.6%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,257,207

	Pennsylvania-1.4%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,688,730

	West Virginia-95.1%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	569,377
750,000	2.000%, 6/1/2040	708,302
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,640,820
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	305,600
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
100,000	Series B, 2.600%, 12/1/2023	103,931
100,000	Series B, 2.800%, 12/1/2024	104,261
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	400,391
450,000	Series C, 3.400%, 12/1/2034	489,739
345,000	Series D, 3.000%, 12/1/2024	373,746
585,000	Series D, 3.000%, 12/1/2025	643,679
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	418,579
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	332,086
950,000	5.000%, 6/1/2028	1,145,078
655,000	5.000%, 6/1/2029	787,303
620,000	Series A, 5.300%, 3/1/2029	622,195
285,000	Series C, 3.500%, 10/1/2025	285,652
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,209,511
1,100,000	3.000%, 6/1/2026	1,196,204
965,000	3.000%, 6/1/2027	1,044,295
100,000	3.000%, 6/1/2030	106,627
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	2,042,755
Shares/Principal Amount		Value
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$195,000	3.600%, 6/1/2024	$195,958
205,000	3.750%, 6/1/2025	206,007
215,000	3.850%, 6/1/2026	216,058
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,144
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	605,628
400,000	City of Charles Town WV Waterworks & Sewerage System Revenue, 2.250%, 6/1/2035	399,962
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	200,661
190,000	Series A, 3.000%, 3/1/2026	208,675
620,000	Series A, 4.000%, 3/1/2029	712,733
405,000	Series A, 3.500%, 12/1/2030	411,005
260,000	Series B, 3.000%, 10/1/2028	262,717
310,000	Series B, 4.000%, 6/1/2031	343,044
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	357,201
275,000	4.000%, 7/1/2032	316,472
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	300,786
180,000	City of Clarksburg, West Virginia, Water Revenue Bonds, Series E, 3.000%, 6/1/2022	180,783
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	321,722
300,000	3.000%, 11/1/2028	318,024
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,498
490,000	Series A, 3.500%, 9/1/2027	491,037
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	227,666
600,000	Series B, 4.000%, 12/1/2027	609,806
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	536,987
535,000	Series A, 3.000%, 6/1/2029	556,711
555,000	Series A, 3.000%, 6/1/2030	575,534
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	1,006,127
680,000	3.000%, 11/1/2041	707,705

Shares/Principal Amount		Value
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
$110,000	Series C, 3.200%, 11/1/2029	$111,756
225,000	Series C, 3.400%, 11/1/2031	228,667
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	384,763
	Fairmont State University, West Virginia, Revenue Bonds:
765,000	Series A, 5.000%, 6/1/2024	868,902
1,400,000	Series B, 3.000%, 6/1/2024	1,404,558
1,000,000	Series B, 3.100%, 6/1/2025	1,003,115
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	545,953
500,000	2.000%, 10/1/2031	500,041
640,000	2.250%, 10/1/2032	640,621
565,000	2.500%, 10/1/2033	566,053
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	360,196
380,000	Series A, 3.000%, 1/1/2031	382,987
1,660,000	Series A, 4.250%, 1/1/2035	1,747,549
2,265,000	Hancock, WV, 5/1/2036	2,180,719
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	1,075,910
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	300,789
250,000	Series A, 4.000%, 2/1/2023	250,612
450,000	Series A, 3.000%, 2/1/2025	450,796
750,000	Series A, 3.125%, 2/1/2026	751,337
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	539,097
500,000	4.000%, 12/1/2034	594,055
1,500,000	3.000%, 12/1/2040	1,582,161
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,572,903
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	210,055
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,099,561
1,000,000	Series A, 4.000%, 12/1/2029	1,168,065
1,210,000	Series A, 4.000%, 12/1/2030	1,409,791
1,000,000	Series A, 4.000%, 12/1/2031	1,162,033
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,256,170
635,000	3.000%, 6/1/2034	686,725
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,798,477
Shares/Principal Amount		Value
$600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	$601,676
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,479,692
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	269,460
1,150,000	Putnam Public Service District, 3.000%, 11/1/2040	1,188,867
1,110,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,170,701
500,000	State of West Virginia, 5.000%, 6/1/2033	628,098
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,220,000	3.000%, 6/1/2023	1,291,136
795,000	3.000%, 6/1/2026	847,764
880,000	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail), Series C, 5.375%, 7/1/2021	889,404
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	623,422
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	721,410
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,758,990
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	503,610
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,330,516
755,000	Series B, 3.500%, 11/1/2026	784,919
860,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project), 4.750%, 6/1/2022	862,728
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,655,261

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
$1,525,000	Series A, 5.000%, 6/1/2025	$1,607,166
315,000	Series A, 3.375%, 6/1/2029	339,105
365,000	Series B, 3.375%, 10/1/2023	370,123
390,000	Series B, 3.500%, 10/1/2024	395,390
415,000	Series B, 3.625%, 10/1/2025	420,699
435,000	Series B, 3.750%, 10/1/2026	441,541
545,000	Series C, 3.000%, 6/1/2023	574,600
310,000	Series C, 3.500%, 6/1/2030	333,787
515,000	Series D, 5.000%, 6/1/2025	604,788
600,000	Series D, 3.250%, 6/1/2028	647,955
330,000	Series D, 3.375%, 6/1/2029	355,253
355,000	Series D, 3.500%, 6/1/2030	382,240
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,235,538
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,104,391
360,000	Series B, 3.200%, 4/1/2024	368,780
375,000	Series B, 3.375%, 4/1/2025	384,243
385,000	Series B, 3.500%, 4/1/2026	394,398
400,000	Series B, 3.600%, 4/1/2027	409,668
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,122,005
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	648,181
	West Virginia Housing Development Fund:
500,000	2.000%, 11/1/2032	502,740
1,500,000	3.700%, 11/1/2032	1,628,912
500,000	3.375%, 11/1/2034	538,000
800,000	2.050%, 11/1/2035	792,978
200,000	2.250%, 11/1/2035	202,658
635,000	3.950%, 11/1/2049	673,907
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	515,036
700,000	Series A, 3.125%, 7/1/2026	720,956
370,000	Series B, 4.000%, 7/1/2023	371,015
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	573,293
515,000	Series A, 5.000%, 7/1/2026	568,171
535,000	Series A, 5.000%, 7/1/2027	589,603
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	331,921
Shares/Principal Amount		Value
$500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	$542,772
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	551,683
240,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	247,411
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	543,688
340,000	West Virginia State University Revenue Bonds, Series A, 2.550%, 10/1/2021	335,206
1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,321,220
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,164,122
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	536,441
345,000	Series B, 5.000%, 10/1/2025	353,295
750,000	Series B, 4.125%, 10/1/2031	764,826
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	546,425
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	610,627
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,193,911
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	460,934
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	264,271
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,473,116
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	639,523
600,000	Series A-II, 3.250%, 11/1/2025	635,571
550,000	Series A-II, 5.000%, 11/1/2025	657,261

Shares/Principal Amount		Value
$650,000	Series A-II, 5.000%, 11/1/2026	$799,515
800,000	Series A-II, 3.000%, 11/1/2027	885,487
300,000	Series A-II, 3.125%, 11/1/2028	330,114
725,000	Series B-II, 4.000%, 11/1/2025	765,598
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	311,319
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	628,488
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,104,636
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	859,213
		114,432,567
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $112,525,658)		117,378,504

SHORT TERM INVESTMENTS-2.8%
	Mutual Funds-2.8%
3,398,970	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.040% (at net asset value)	3,398,970

TOTAL SHORT TERM INVESTMENTS
(Cost $3,398,970)		3,398,970

TOTAL INVESTMENTS-100.4%
(Cost $115,924,628)		120,777,474
OTHER ASSETS AND LIABILITIES-NET(1)-(0.4)%		(430,215)
NET ASSETS-100.0%		$120,347,259

(1)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of March 31, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2021 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-97.2%
BROAD DOMESTIC EQUITY-18.8%
13,127	SPDR S&P 500® ETF Trust(1)	$5,202,624
5,150	Vanguard® S&P 500® ETF	1,876,145
8,261	Vanguard® Small-Cap ETF	1,768,515

TOTAL BROAD DOMESTIC EQUITY		8,847,284

BROAD DOMESTIC FIXED INCOME-15.4%
22,334	iShares® 7-10 Year Treasury Bond ETF	2,522,178
36,640	iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,765,032

TOTAL BROAD DOMESTIC FIXED INCOME		7,287,210

COMMODITIES-6.1%
100,349	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,729,515
7,153	SPDR® Gold Shares(2)	1,144,194

TOTAL COMMODITIES		2,873,709

INTERNATIONAL (EX. U.S.) EQUITY-9.1%
30,634	iShares® MSCI EAFE ETF(1)	2,324,202
37,186	iShares® MSCI Emerging Markets ETF(1)	1,983,501

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,307,703

INTERNATIONAL (EX. U.S.) FIXED INCOME-6.3%
27,064	iShares® JP Morgan USD Emerging Markets Bond ETF	2,946,728

TOTAL INTERNATIONAL (EX. U.S.) FIXED INCOME		2,946,728

U.S. SECTOR FOCUSED EQUITY-22.9%
26,229	First Trust Consumer Discretionary AlphaDEX Fund	1,526,528
11,908	Health Care Select Sector SPDR® Fund	1,390,140
15,673	Industrial Select Sector SPDR® Fund	1,543,007
10,115	iShares® Nasdaq Biotechnology ETF	1,522,914
10,241	iShares® US Regional Banks ETF	580,358
30,264	Materials Select Sector SPDR® Fund	2,384,803
3,947	SPDR® S&P® Oil & Gas Exploration & Production ETF	321,049
11,636	Technology Select Sector SPDR® Fund	1,545,377

TOTAL U.S. SECTOR FOCUSED EQUITY		10,814,176
Shares/Principal Amount		Value
U.S. SMALL AND MID CAP EQUITY-4.7%
10,000	iShares® Russell 2000® ETF(1)	$2,209,400

TOTAL U.S. SMALL AND MID CAP EQUITY		2,209,400

U.S. VALUE COMPANY FOCUSED EQUITY-13.9%
69,000	Vanguard® Mega Cap Value ETF	6,568,800

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		6,568,800

TOTAL EXCHANGE TRADED FUNDS
(Cost $39,291,187)		45,855,010

PURCHASED PUT OPTIONS-0.0%(3)
10	SPDR S&P 500® ETF Trust, Expires 6/30/2021, Exercise Price $330.00, Notional Value $396,330	2,380

TOTAL PURCHASED PUT OPTIONS
(Cost $8,778)		2,380

SHORT TERM INVESTMENTS-2.4%
	Mutual Funds-2.4%
1,139,880	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.040% (at net asset value)	1,139,880

TOTAL SHORT TERM INVESTMENTS
(Cost $1,139,880)		1,139,880

TOTAL INVESTMENTS-99.6%
(Cost $40,439,845)		46,997,270
OTHER ASSETS AND LIABILITIES-NET(4)-0.4%		188,419
NET ASSETS-100.0%		$47,185,689

(1)	On March 31, 2021, all or a portion of these securities were pledged as collateral for written options in the amount of $11,719,727.
(2)	Non-income producing security.
(3)	Amount represents less than 0.005% of net assets.
(4)	Assets, including written options, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of March 31, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
iShares® MSCI EAFE ETF	$78	04/16/2021	88	$(9,875)	$667,656	$(880)
iShares® MSCI Emerging Markets ETF	$59	04/16/2021	50	(6,461)	266,700	(100)
iShares® Russell 2000® ETF	$225	04/16/2021	40	(26,528)	883,760	(11,760)
SPDR S&P 500® ETF Trust	$400	04/16/2021	100	(52,720)	3,963,300	(27,000)
				$(95,584)	$5,781,416	$(39,740)

Notes to Quarterly Portfolio of Investments

March 31, 2021 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2021, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$119,573,915	$–	$–	$119,573,915
Exchange Traded Funds	3,744,259	–	–	3,744,259
Short Term Investments	1,143,268	–	–	1,143,268
Total	$124,461,442	$–	$–	$124,461,442

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$367,398,699	$–	$–	$367,398,699
Exchange Traded Funds	187,068	–	–	187,068
Short Term Investments	49,166	–	–	49,166
Total	$367,634,933	$–	$–	$367,634,933

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$78,597,287	$–	$–	$78,597,287
Exchange Traded Funds	1,178,623	–	–	1,178,623
Corporate Bonds	–	20,241,087	–	20,241,087
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,367,734	–	2,367,734
Commercial Mortgage-Backed Securities	–	2,124,775	–	2,124,775
U.S. Government Agency - Mortgage-Backed Securities	–	6,021,064	–	6,021,064
U.S. Government Agency Securities	–	477,491	–	477,491
Taxable Municipal Bonds	–	2,367,294	–	2,367,294
Non-Taxable Municipal Bonds	–	460,986	–	460,986
Short Term Investments	1,394,557	–	–	1,394,557
Total	$81,170,467	$34,060,431	$–	$115,230,898

Other Financial Instruments
Liabilities
Written Options	$(1,350)	$–	$–	$(1,350)
Total	$(1,350)	$–	$–	$(1,350)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$117,280,608	$–	$117,280,608
U.S. Government Agency - Mortgage-Backed Securities	–	49,429,563	–	49,429,563
Taxable Municipal Bonds	–	55,056,725	–	55,056,725
Non-Taxable Municipal Bonds	–	1,107,846	–	1,107,846
Short Term Investments	8,436,159	–	–	8,436,159
Total	$8,436,159	$222,874,742	$–	$231,310,901

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$117,378,504	$–	$117,378,504
Short Term Investments	3,398,970	–	–	3,398,970
Total	$3,398,970	$117,378,504	$–	$120,777,474

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$45,855,010	$–	$–	$45,855,010
Purchased Put Options	2,380	–	–	2,380
Short Term Investments	1,139,880	–	–	1,139,880
Total	$46,997,270	$–	$–	$46,997,270

Other Financial Instruments
Liabilities
Written Options	$(39,740)	$–	$–	$(39,740)
Total	$(39,740)	$–	$–	$(39,740)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2021. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of March 31, 2021, 28% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.